ING MUTUAL FUNDS

ING SERIES FUND, INC.

(each a “Registrant” and collectively the “Registrants”)

Supplement dated February 28, 2014 to the

Prospectuses, Summary Prospectuses, and Statements of Additional Information

each dated February 28, 2014

for each Series of the above named Registrants

(each a “Fund” and collectively, the “Funds”)

In 2013, ING U.S. announced plans to rebrand as Voya Financial following its initial public offering, which occurred in May 2013. The actual rebranding of the various businesses that comprise ING U.S.—Retirement Solutions, Investment Management and Insurance Solutions — will occur in stages, with ING U.S. Investment Management among the first to rebrand. As of May 1, 2014, ING U.S. Investment Management will be known as Voya Investment Management.  The ING entities do not anticipate that there will be any disruption in services being rendered to the Funds.

In 2014, ING U.S., Inc. will change its name to Voya Financial, Inc. Effective May 1, 2014, ING Investments, LLC, the adviser to the Funds will be renamed Voya Investments, LLC; ING Investment Management Co. LLC, sub-adviser to certain of the Funds, will be renamed Voya Investment Management Co. LLC; ING Investments Distributor, LLC, the distributor for the Funds, will be renamed Voya Investments Distributor, LLC; and ING Funds Services, LLC, the administrator for the Funds, will be renamed Voya Funds Services, LLC. Each Fund as well as each Registrant that each Fund is organized as a series of will also be renamed.

The new Registrant and Fund names will be as follows:

Current Registrant Name / Current Fund Name	New Registrant Name / New Fund Name, effective May 1, 2014
ING Mutual Funds	Voya Mutual Funds
ING Diversified Emerging Markets Debt Fund	Voya Diversified Emerging Markets Debt Fund
ING Diversified International Fund	Voya Diversified International Fund
ING Emerging Markets Equity Dividend Fund	Voya Emerging Markets Equity Dividend Fund
ING Emerging Markets Equity Fund	Voya Multi-Manager Emerging Markets Equity Fund
ING Global Bond Fund	Voya Global Bond Fund
ING Global Equity Dividend Fund	Voya Global Equity Dividend Fund
ING Global Natural Resources Fund	Voya Global Natural Resources Fund
ING Global Opportunities Fund	Voya Global Opportunities Fund
ING Global Perspectives Fund	Voya Global Perspectives Fund
ING Global Real Estate Fund	Voya Global Real Estate Fund
ING International Core Fund	Voya International Core Fund
ING International Real Estate Fund	Voya International Real Estate Fund
ING International Small Cap Fund	Voya Multi-Manager International Small Cap Fund
ING International Value Equity Fund	Voya International Value Equity Fund
ING Multi-Manager International Equity Fund	Voya Multi-Manager International Equity Fund
ING Russia Fund	Voya Russia Fund
ING Series Fund, Inc.	Voya Series Fund, Inc.
ING Global Target Payment Fund	Voya Global Target Payment Fund

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